UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of November 30, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 93.8%
	Common Stocks — 93.8%
	Diversified — 15.0%
5	Colonial Properties Trust	31
82	Digital Realty Trust, Inc.	2,238
53	Duke Realty Corp.	436
43	DuPont Fabros Technology, Inc.	92
87	Lexington Realty Trust	421
80	Liberty Property Trust	1,524
3	PS Business Parks, Inc.	157
65	Vornado Realty Trust	3,496

		8,395

	Health Care — 10.4%
68	HCP, Inc.	1,406
52	Nationwide Health Properties, Inc.	1,168
85	Senior Housing Properties Trust	1,188
90	Ventas, Inc.	2,070

		5,832

	Hotels — 3.7%
30	Hospitality Properties Trust	346
225	Host Hotels & Resorts, Inc.	1,690

		2,036

	Industrial — 3.0%
32	AMB Property Corp.	551
132	DCT Industrial Trust, Inc.	591
139	ProLogis	533

		1,675

	Multifamily — 19.9%
22	American Campus Communities, Inc.	497
69	Apartment Investment & Management Co.	789
25	AvalonBay Communities, Inc.	1,535
41	Camden Property Trust	1,080
14	Education Realty Trust, Inc.	62
6	Equity Lifestyle Properties, Inc.	211
139	Equity Residential	4,218
22	Essex Property Trust, Inc.	1,937
12	Mid-America Apartment Communities, Inc.	426
23	UDR, Inc.	352

		11,107

	Office — 11.7%
34	Alexandria Real Estate Equities, Inc.	1,523
41	Boston Properties, Inc.	2,168
40	Douglas Emmett, Inc. (m)	408
28	Highwoods Properties, Inc.	669
33	Kilroy Realty Corp.	1,012
40	Mack-Cali Realty Corp.	760

		6,540

	Regional Malls — 11.0%
92	General Growth Properties, Inc.	126
43	Macerich Co. (The)	575
115	Simon Property Group, Inc.	5,456

		6,157

	Retail — 2.5%
3	Federal Realty Investment Trust	197
11	Regency Centers Corp.	402
33	Taubman Centers, Inc.	775

		1,374

	Shopping Centers — 9.1%
45	Developers Diversified Realty Corp.	217
107	Kimco Realty Corp.	1,507
119	National Retail Properties, Inc.	1,599
39	Realty Income Corp.	785
70	Weingarten Realty Investors	998

		5,106

	Storage — 6.7%
41	Extra Space Storage, Inc.	365
48	Public Storage	3,362

		3,727

	Wireless Telecommunication Services — 0.8%
32	Crown Castle International Corp. (a)	456

	Total Long-Term Investments (Cost $87,479)	52,405

	Short-Term Investment — 3.2%
	Investment Company — 3.2%
1,751	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (m) (Cost $1,751)	1,751

	Total Investments — 97.0% (Cost $89,230)	54,156
	Other Assets in Excess of Liabilities — 3.0%	1,702

	NET ASSETS — 100.0%	$55,858

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$797
Aggregate gross unrealized depreciation	(35,871)

Net unrealized appreciation/depreciation	$(35,074)

Federal income tax cost of investments	$89,230

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 54,156	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 54,156	$ -

* Other financial instruments may include futures, forwards and swap contracts.

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.0%
	Common Stocks — 98.0%
	Aerospace & Defense — 1.6%
24	Triumph Group, Inc.	831

	Auto Components — 2.1%
32	Fuel Systems Solutions, Inc. (a)	1,107

	Biotechnology — 8.8%
39	Alexion Pharmaceuticals, Inc. (a)	1,306
44	Martek Biosciences Corp.	1,221
40	Onyx Pharmaceuticals, Inc. (a)	1,118
17	United Therapeutics Corp. (a)	949

		4,594

	Commercial Services & Supplies — 1.1%
27	Brink’s Co. (The)	590

	Communications Equipment — 9.2%
53	F5 Networks, Inc. (a)	1,315
100	Riverbed Technology, Inc. (a)	938
121	Starent Networks Corp. (a)	1,203
112	Tekelec (a)	1,377

		4,833

	Computers & Peripherals — 4.0%
44	Diebold, Inc.	1,218
40	Synaptics, Inc. (a)	881

		2,099

	Consumer Finance — 2.2%
42	Cash America International, Inc.	1,143

	Diversified Consumer Services — 1.0%
27	Brink’s Home Security Holdings, Inc. (a)	542

	Electrical Equipment — 1.9%
36	Energy Conversion Devices, Inc. (a)	1,005

	Food Products — 2.3%
33	Green Mountain Coffee Roasters, Inc. (a)	1,210

	Health Care Equipment & Supplies — 15.8%
83	American Medical Systems Holdings, Inc. (a)	727
35	Greatbatch, Inc. (a)	889
13	Intuitive Surgical, Inc. (a)	1,723
50	Masimo Corp. (a)	1,367
59	STERIS Corp.	1,629
78	Thoratec Corp. (a)	1,940

		8,275

	Health Care Providers & Services — 1.3%
68	Healthsouth Corp. (a)	665

	Hotels, Restaurants & Leisure — 4.9%
52	Bally Technologies, Inc. (a)	968
36	Panera Bread Co., Class A (a)	1,604

		2,572

	Internet & Catalog Retail — 2.5%
19	priceline.com, Inc. (a)	1,290

	Internet Software & Services — 2.8%
90	Websense, Inc. (a)	1,452

	Life Sciences Tools & Services — 10.2%
81	Illumina, Inc. (a)	1,787
50	Life Technologies Corp. (a)	1,297
51	Luminex Corp. (a)	1,114
31	Varian, Inc. (a)	1,138

		5,336

	Machinery — 1.9%
33	ESCO Technologies, Inc. (a)	1,021

	Media — 6.1%
69	Discovery Communications, Inc., Class A (a)	1,038
74	Marvel Entertainment, Inc. (a)	2,168

		3,206

	Multiline Retail — 2.7%
34	Dollar Tree, Inc. (a)	1,432

	Semiconductors & Semiconductor Equipment — 1.9%
54	NetLogic Microsystems, Inc. (a)	1,009

	Software — 7.9%
38	ANSYS, Inc. (a)	1,088
42	Concur Technologies, Inc. (a)	1,150
78	Sybase, Inc. (a)	1,917

		4,155

	Specialty Retail — 2.9%
55	Aeropostale, Inc. (a)	836
94	Ulta Salon Cosmetics & Fragrance, Inc. (a)	674

		1,510

	Textiles, Apparel & Luxury Goods — 2.9%
11	Deckers Outdoor Corp. (a)	668
68	True Religion Apparel, Inc. (a)	857

		1,525

	Total Long-Term Investments (Cost $64,090)	51,402

	Short-Term Investment — 2.1%
	Investment Company — 2.1%
1,121	JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (Cost $1,121)	1,121

	Total Investments — 100.1% (Cost $65,211)	52,523
	Liabilities in Excess of Other Assets — (0.1)%	(66)

	NET ASSETS — 100.0%	$52,457

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,603
Aggregate gross unrealized depreciation	(15,291)

Net unrealized appreciation/depreciation	$(12,688)

Federal income tax cost of investments	$65,211

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 52,523	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 52,523	$ -

* Other financial instruments may include futures, forwards and swap contracts.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 99.2%
	Common Stocks — 99.2%
	Aerospace & Defense — 1.6%
72	BE Aerospace, Inc. (a)	588

	Capital Markets — 1.8%
34	Apollo Investment Corp.	286
22	Investment Technology Group, Inc. (a)	368

		654

	Chemicals — 1.2%
39	Celanese Corp., Class A	452

	Commercial Banks — 13.9%
14	AMCORE Financial, Inc.	51
14	Bancorp, Inc. (The) (a)	43
7	Banner Corp.	78
74	Boston Private Financial Holdings, Inc.	513
27	Capitol Bancorp Ltd.	147
379	Citizens Republic Bancorp, Inc.	895
104	Colonial BancGroup, Inc. (The)	262
66	First Horizon National Corp.	701
38	Harleysville National Corp.	530
55	Mercantile Bank Corp.	371
67	Midwest Banc Holdings, Inc.	119
9	Park National Corp.	649
180	South Financial Group, Inc. (The)	776
32	Temecula Valley Bancorp, Inc.	45

		5,180

	Commercial Services & Supplies — 1.2%
22	Bowne & Co., Inc.	80
82	EnergySolutions, Inc.	372

		452

	Communications Equipment — 4.8%
40	Adtran, Inc.	562
32	Avocent Corp. (a)	600
290	Extreme Networks, Inc. (a)	610

		1,772

	Construction & Engineering — 3.3%
103	Dycom Industries, Inc. (a)	610
15	Granite Construction, Inc.	626

		1,236

	Diversified Consumer Services — 2.7%
26	Career Education Corp. (a)	482
40	Jackson Hewitt Tax Service, Inc.	510

		992

	Electric Utilities — 2.0%
21	Allegheny Energy, Inc.	740

	Electrical Equipment — 1.1%
49	EnerSys (a)	418

	Electronic Equipment, Instruments & Components — 1.4%
8	Littelfuse, Inc. (a)	122
16	MTS Systems Corp.	416

		538

	Energy Equipment & Services — 3.7%
134	Newpark Resources (a)	616
5	SEACOR Holdings, Inc. (a)	344
87	Tetra Technologies, Inc. (a)	417

		1,377

	Food Products — 4.6%
100	Del Monte Foods Co.	592
18	McCormick & Co., Inc. (Non-Voting)	527
19	Sanderson Farms, Inc.	592

		1,711

	Health Care Equipment & Supplies — 0.6%
9	STERIS Corp.	235

	Health Care Providers & Services — 1.6%
193	Health Management Associates, Inc., Class A (a)	282
36	Health Net, Inc. (a)	327

		609

	Hotels, Restaurants & Leisure — 5.5%
20	CEC Entertainment, Inc. (a)	348
93	Ruby Tuesday, Inc. (a)	107
144	Shuffle Master, Inc. (a)	615
131	Wendy’s/Arby’s Group, Inc., Class A	526
95	Wyndham Worldwide Corp.	453

		2,049

	Insurance — 4.3%
225	Conseco, Inc. (a)	758
6	Delphi Financial Group, Inc., Class A	67
15	Presidential Life Corp.	165
19	Zenith National Insurance Corp.	610

		1,600

	Internet Software & Services — 2.3%
87	ValueClick, Inc. (a)	538
17	WebMD Health Corp., Class A (a)	334

		872

	IT Services — 5.3%
46	Broadridge Financial Solutions, Inc.	526
82	Convergys Corp. (a)	518
25	Gartner, Inc. (a)	382
32	Heartland Payment Systems, Inc.	550

		1,976

	Machinery — 1.7%
45	Terex Corp. (a)	642

	Media — 2.2%
20	DreamWorks Animation SKG, Inc., Class A (a)	457
12	Marvel Entertainment, Inc. (a)	345

		802

	Metals & Mining — 2.8%
40	Commercial Metals Co.	474
48	RTI International Metals, Inc. (a)	575

		1,049

	Oil, Gas & Consumable Fuels — 3.8%
58	Alon USA Energy, Inc.	570
47	Southern Union Co.	642
24	Tesoro Corp.	222

		1,434

	Personal Products — 0.9%
41	Prestige Brands Holdings, Inc. (a)	321

	Pharmaceuticals — 2.8%
56	Par Pharmaceutical Cos., Inc. (a)	655
36	ViroPharma, Inc. (a)	401

		1,056

	Professional Services — 1.3%
41	Monster Worldwide, Inc. (a)	467

	Real Estate Investment Trusts (REITs) — 6.8%
96	CapLease, Inc.	200
57	First Industrial Realty Trust, Inc.	492
41	Franklin Street Properties Corp.	517
32	Inland Real Estate Corp.	360
67	Kite Realty Group Trust	260
41	LaSalle Hotel Properties	365
70	Sunstone Hotel Investors, Inc.	334

		2,528

	Road & Rail — 0.1%
51	Avis Budget Group, Inc. (a)	39

	Software — 7.7%
30	ACI Worldwide, Inc. (a)	468
45	Fair Isaac Corp.	630
53	Informatica Corp. (a)	740
142	Lawson Software, Inc. (a)	555
63	MSC Software Corp. (a)	471

		2,864

	Specialty Retail — 1.8%
55	Charlotte Russe Holding, Inc. (a)	275
25	Rent-A-Center, Inc. (a)	410

		685

	Textiles, Apparel & Luxury Goods — 1.9%
17	Columbia Sportswear Co.	546
35	Jones Apparel Group, Inc.	178

		724

	Thrifts & Mortgage Finance — 0.6%
85	MGIC Investment Corp.	230

	Trading Companies & Distributors — 1.9%
85	RSC Holdings, Inc. (a)	694

	Total Investments — 99.2% (Cost $57,153)	36,986
	Other Assets in Excess of Liabilities — 0.8%	299

	NET ASSETS — 100.0%	$37,285

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a) Non-income producing security.

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,649
Aggregate gross unrealized depreciation	(21,816)

Net unrealized appreciation/depreciation	$(20,167)

Federal income tax cost of investments	$57,153

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 36,986	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 36,986	$ -

* Other financial instruments may include futures, forwards and swap contracts.

Undiscovered Managers Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Long-Term Investments — 96.8%
		Common Stocks — 96.8%
		Aerospace & Defense — 2.9%
13		HEICO Corp.	402

		Air Freight & Logistics — 0.9%
4		Hub Group, Inc., Class A (a)	116

		Biotechnology — 4.7%
4		Alexion Pharmaceuticals, Inc. (a)	121
13		BioMarin Pharmaceutical, Inc. (a)	222
5		Myriad Genetics, Inc. (a)	300

			643

		Building Products — 0.1%
—	(h)	Simpson Manufacturing Co., Inc.	8

		Capital Markets — 1.8%
1		Affiliated Managers Group, Inc. (a)	21
12		Calamos Asset Management, Inc., Class A	48
5		Lazard Ltd., (Bermuda), Class A	142
6		Och-Ziff Capital Management Group LLC, Class A	31

			242

		Commercial Services & Supplies — 4.6%
8		Corrections Corp. of America (a)	152
3		Stericycle, Inc. (a)	163
11		Waste Connections, Inc. (a)	309

			624

		Communications Equipment — 7.2%
5		F5 Networks, Inc. (a)	115
25		Neutral Tandem, Inc. (a)	372
23		ViaSat, Inc. (a)	494

			981

		Computers & Peripherals — 1.5%
9		Synaptics, Inc. (a)	204

		Construction & Engineering — 0.5%
4		Shaw Group, Inc. (The) (a)	72

		Distributors — 2.0%
26		LKQ Corp. (a)	272

		Diversified Consumer Services — 1.9%
41		thinkorswim Group, Inc. (a)	263

		Diversified Financial Services — 1.4%
13		MSCI, Inc., Class A (a)	195

		Electrical Equipment — 2.3%
2		Energy Conversion Devices, Inc. (a)	53
13		EnerSys (a)	110
11		GT Solar International, Inc. (a)	37
5		Powell Industries, Inc. (a)	112

			312

		Electronic Equipment, Instruments & Components — 1.0%
4		Flir Systems, Inc. (a)	138

		Energy Equipment & Services — 1.0%
3		Exterran Holdings, Inc. (a)	51
3		Oceaneering International, Inc. (a)	88

			139

		Food & Staples Retailing — 0.6%
7		Susser Holdings Corp. (a)	81

		Health Care Equipment & Supplies — 7.6%
12		Hologic, Inc. (a)	162
4		IDEXX Laboratories, Inc. (a)	134
11		Masimo Corp. (a)	292
19		Meridian Bioscience, Inc.	446

			1,034

		Health Care Providers & Services — 5.4%
3		DaVita, Inc. (a)	152
4		Genoptix, Inc. (a)	116
13		Psychiatric Solutions, Inc. (a)	337
7		VCA Antech, Inc. (a)	135

			740

		Health Care Technology — 3.8%
5		Cerner Corp. (a)	180
29		Omnicell, Inc. (a)	334

			514

		Hotels, Restaurants & Leisure — 2.1%
11		Bally Technologies, Inc. (a)	208
5		Scientific Games Corp., Class A (a)	82

			290

		Insurance — 2.6%
7		HCC Insurance Holdings, Inc.	168
4		ProAssurance Corp. (a)	191

			359

		Internet Software & Services — 5.0%
141		Art Technology Group, Inc. (a)	270
10		Bankrate, Inc. (a)	278
12		DealerTrack Holdings, Inc. (a)	140

			688

		IT Services — 2.2%
13		Syntel, Inc.	302

		Leisure Equipment & Products — 1.0%
8		Pool Corp.	135

		Life Sciences Tools & Services — 3.1%
10		Bruker Corp. (a)	45
2		Covance, Inc. (a)	81
9		Icon plc, (Ireland), ADR (a)	200
4		Illumina, Inc. (a)	92

			418

		Machinery — 3.9%
3		Bucyrus International, Inc.	54
4		Graco, Inc.	95
10		Wabtec Corp.	380

			529

		Media — 1.2%
5		Morningstar, Inc. (a)	167

		Oil, Gas & Consumable Fuels — 4.5%
4		Cabot Oil & Gas Corp.	124
8		Concho Resources, Inc. (a)	178
3		Forest Oil Corp. (a)	53
9		Penn Virginia Corp.	261

			616

		Pharmaceuticals — 1.5%
33		Sucampo Pharmaceuticals, Inc., Class A (a)	204

		Professional Services — 1.7%
4		FTI Consulting, Inc. (a)	231

		Road & Rail — 2.8%
4		J.B. Hunt Transport Services, Inc.	117
4		Landstar System, Inc.	128
6		Old Dominion Freight Line, Inc. (a)	137

			382

		Semiconductors & Semiconductor Equipment — 4.5%
9		Hittite Microwave Corp. (a)	254
19		Microsemi Corp. (a)	365

			619

		Software — 3.8%
11		NetSuite, Inc. (a)	93
30		Nuance Communications, Inc. (a)	274
24		Taleo Corp., Class A (a)	154

			521

		Textiles, Apparel & Luxury Goods — 4.6%
4		Deckers Outdoor Corp. (a)	253
39		Iconix Brand Group, Inc. (a)	334
3		True Religion Apparel, Inc. (a)	39

			626

		Trading Companies & Distributors — 1.1%
13		Beacon Roofing Supply, Inc. (a)	150

		Total Long-Term Investments (Cost $19,739)	13,217

		Short-Term Investment — 2.5%
		Investment Company — 2.5%
345		JPMorgan Prime Money Market Fund, Institutional Class Shares (b) (Cost $345)	345

		Total Investments — 99.3% (Cost $20,084)	13,562
		Other Assets in Excess of Liabilities — 0.7%	100

		NET ASSETS — 100.0%	$13,662

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).

As of November 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13
Aggregate gross unrealized depreciation	(6,535)

Net unrealized appreciation/depreciation	$(6,522)

Federal income tax cost of investments	$20,084

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted prices	$ 13,562	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 13,562	$ -

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 28, 2009

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

January 28, 2009